Prepayments and Other Receivables - Schedule of Movements of Loss Allowances Measured at 12-month and Lifetime Expected Credit Losses for Financial Assets Included in Other Receivables (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	¥ 6,679
Ending balance	16,429	¥ 6,679
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	246	198
Accrual	22	49
Disposal of a subsidiary	(5)
Reversal		(1)
Ending balance	263	246
Cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,977	2,541
Accrual	801	441
Reversal	(43)	(5)
Ending balance	3,735	2,977
12-month expected credit losses [member] | Accumulated depreciation, amortisation and impairment [member] | Stage One [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	16	4
Transferred - to stage 2	(1)	(1)
Accrual	18	13
Disposal of a subsidiary	0
Ending balance	33	16
12-month expected credit losses [member] | Cost [member] | Stage One [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,298	2,394
Transferred - to stage 2	(160)	(399)
Accrual	1,066	303
Reversal	(26)
Ending balance	3,178	2,298
Lifetime expected credit losses [member] | Accumulated depreciation, amortisation and impairment [member] | Stage three [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	122	122
Ending balance	122	122
Lifetime expected credit losses [member] | Accumulated depreciation, amortisation and impairment [member] | Expected credit losses collectively assessed [member] | Stage Two [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	108	72
Transferred - to stage 2	1	1
Accrual	4	36
Disposal of a subsidiary	(5)
Reversal		(1)
Ending balance	108	108
Lifetime expected credit losses [member] | Cost [member] | Stage three [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	122	122
Ending balance	122	122
Lifetime expected credit losses [member] | Cost [member] | Expected credit losses individually assessed [member] | Stage Two [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	298
Transferred - to stage 2	160	298
Ending balance	458	298
Lifetime expected credit losses [member] | Cost [member] | Expected credit losses collectively assessed [member] | Stage Two [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	259	25
Transferred - to stage 2		101
Accrual	(265)	138
Reversal	(17)	(5)
Ending balance	¥ (23)	¥ 259